ORGANIZATION AND PRINCIPAL ACTIVITIES	6 Months Ended
Jun. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Indonesia Energy Corporation Limited (the “Company,” “IEC,” “we,” “us,” our” and similar terminology), through its subsidiaries in Hong Kong and in Indonesia, is an oil and gas exploration and production company focused on the Indonesian market. The Company currently holds two oil and gas assets through subsidiaries in Indonesia: one producing block (the “Kruh Block”) and one exploration block (the “Citarum Block”). The Company also identified a potential third exploration block known as the “Rangkas Area”.

Impact of COVID-19 Pandemic

On January 30, 2020, the World Health Organization declared the coronavirus outbreak a “Public Health Emergency of International Concern” and on March 10, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of the coronavirus include restrictions on travel, and quarantines in certain areas, and forced closures for certain types of public places and businesses. The coronavirus and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets of many countries, including in Indonesia, where the Company operates. As the pandemic and new variants of COVID-19 have continued into 2022, the Company has experienced delays which have, and may continue to materially and adversely impact, the Company’s business operations.

As of the date of issuance of these condensed consolidated financial statements, the impact of COVID-19 on the Company’s business, financial condition, and results of operations includes, but are not limited to, the following:

●	Although the COVID-19 cases have declined significantly in Indonesia, the Company continues to take precautions to provide safe environment for work. Such business practices include routine test for all employees, pre-project screening test, enforcing quarantine policy, encouraging online meeting when possible, and minimizing physical participation in meetings and events.

●	The health-related mandate or guidelines issued by the Indonesian or local authorities has caused and may continue to cause the Company to restrict the number of workers deployed to the drilling sites, therefore delaying the Company’s drilling and exploration operations. In addition, the large scale of social restrictions in Jakarta and many Indonesian regions severely prolongs the time required for the approval of any project proposal, permit application, procurement, and tender process.

●	Crude oil prices (including, of note to the Company, the Indonesian Crude Price published by the Government of Indonesia (the “ICP”)) were negatively impacted in 2020 and 2021 due to COVID-19 related low oil demand, increased production, and disputes between the Organization of the Petroleum Exporting Countries (“OPEC”) and Russia on production cuts. While oil prices rose significantly and then fluctuated during the six months ended June 30, 2022 (in part due to Russia’s invasion of Ukraine in February 2022), the Company’s revenue and potential for profit could be adversely impacted in the future due to decreases in prevailing oil prices, including as a result of COVID-19 or outbreaks of variants thereof.

●	With respect to our drilling program at Kruh Block, in March 2021 the Company announced our plan to drill a total of 5 wells in 2021, 6 wells in 2022 and 7 wells in 2023, for a total of 18 new wells on Kruh Block. Due to delays in the Indonesian government permitting process and COVID-19-related delays experienced during 2021, our overall drilling program for Kruh Block has similarly been delayed. See note 15 for a description of the Company’s most current development and drilling plan for Kruh Block.

●	The COVID-19 pandemic may continue to disrupt the capital markets and the Company’s ability to raise additional capital to finance its operations in the future, which could materially and adversely affect the Company’s business, financial condition, and prospects.

Consequently, due to the factors discussed above, and other unforeseen and unpredictable consequences of the COVID-19 pandemic, the Company’s business and results of operations have been and may continue to be adversely impacted by COVID-19. Given the speed and frequency of the continuously evolving developments with respect to the COVID-19 pandemic, the Company cannot reasonably estimate the magnitude of the impact to its consolidated results of operations during 2022 and beyond.